Share-Based Compensation - Summary of Fair Value of Vested Stock Option (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Grant date fair value of stock options vested	$ 25,711	$ 33,789
Weighted-average grant date fair value per share of stock options granted	$ 25.37	$ 20.63